STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net loss	$ (1,399,040)	$ (311,513)
Interest earned on marketable securities held in Trust Account	(3,346)	(6,395)
Changes in operating assets and liabilities:
Prepaid expenses	17,499	(106,316)
Accounts payable	347,635	5,109
Accrued expenses	642,230	112,579
Net cash used in operating activities	(395,022)	(306,536)
Cash Flows from Investing Activities
Investment of cash into Trust Account		(135,700,000)
Net cash used in investing activities		(135,700,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor in a Private Placement, gross		4,714,000
Proceeds from issuance of Class A redeemable common stock, gross		135,700,000
Proceeds from issuance of Class B Common Stock		25,000
Payment of offering costs		(3,337,908)
Repayment of related party note		(277,687)
Proceeds from related party note		277,687
Net cash provided by financing activities		137,101,092
Net Change in Cash	(395,022)	1,094,556
Cash - beginning of the period	1,094,556	0
Cash - end of the period	699,534	1,094,556
Supplemental disclosure of noncash activities
Initial classification of Class A common stock subject to possible redemption	127,365,550	127,365,550
Change in value of Class A common stock subject to possible redemption	$ 1,724,520	(325,480)
Deferred underwriting commissions		$ 4,749,500